Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	EGA Emerging Global Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001450501
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 13, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 15, 2015
Prospectus Date	rr_ProspectusDate	Nov. 15, 2015
EGA Beyond BRICs Opportunities Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BBRAX
EGA Beyond BRICs Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BBRIX